INCOME TAXES	12 Months Ended
Dec. 31, 2020
Income taxes paid (refund) [abstract]
INCOME TAXES [Text Block]

12. INCOME TAXES

a. Rate reconciliation

The income tax expense or recovery reported by the Company differs from the amounts obtained by applying statutory rates to the loss and comprehensive loss.  A reconciliation of the income tax provision computed at statutory rates to the reported income tax provision is provided below:

For the year ended December 31,	2020	2019

Statutory tax rate	27.00%	27.00%

Loss before taxes	2,033,357	1,766,447

Income tax recovery calculated at statutory rate	549,006	476,941

Non-deductible expenditures	(151,318)	(114,950)
Flow-through premium	34,659	207,207
Other	149,972	26,702
Unrecognized tax benefit	(582,319)	(595,900)

INCOME TAX	—	—

b. Unrecognized deferred income tax asset

Future potential tax deductions that are not used to offset deferred income tax liabilities are considered to be unrecognized deferred income tax assets.  The significant components of the Company's unrecognized deferred income tax asset are as follows:

As at December 31,	2020	2019
	$	$
Mineral property interests	62,618	400,811
Non-capital losses	5,991,583	5,437,407
Property and equipment	190,701	189,043
Cumulative Eligible Capital	147,184	147,184
Other items	564,935	98,556

UNRECOGNIZED DEFERRED INCOME TAX ASSET	6,957,021	6,273,001

The Company estimates that the realization of income tax benefits related to these deferred income tax assets is uncertain and cannot be considered to be probable.  Accordingly, no deferred income tax asset has been recorded.

c. Non-capital losses

The Company has incurred non-capital losses that may be carried forward and used to reduce taxable income of future years.  These losses totaled $22.1 million as at December 31, 2020 (2019 - $20.1 million) and will expire between 2030 and 2040.

The Company has $38.1 million in Canadian exploration and development expenditures (2019 - $34.8 million), and cumulative eligible capital and undepreciated capital cost balances totaling $1.25 million (2019 - $1.25 million).  These amounts are available to reduce future taxable income and do not expire.